UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Churchill Management Corp.

Address:   5900 Wilshire Blvd., Suite 600
           Los Angeles, CA  90036


Form 13F File Number: 28-05029


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Eileen Holmes
Title:  Senior Vice President
Phone:  323-937-5110

Signature,  Place,  and  Date  of  Signing:

/s/ Eileen A. Holmes               Los Angeles, CA                    1/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $      168,898
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADELPHIA COMMUNICATIONS ESCROW COM            006ESC917        0     30000 SH       SOLE                    30000      0    0
ADELPHIA RECOVERY TR CVV ACC-7 COM            00685R870        0     30000 SH       SOLE                    30000      0    0
ANSYS INC COM                  COM            03662Q105     2834     49480 SH       SOLE                    49480      0    0
APPLE INC                      COM            037833100     1229      3035 SH       SOLE                     3035      0    0
ASSOCIATES FIRST CAP RESIDL VA COM            046008207        0     15000 SH       SOLE                    15000      0    0
BIOGEN IDEC INC                COM            09062X103      449      4076 SH       SOLE                     4076      0    0
BROWN FORMAN CORP CL B         COM            115637209      446      5536 SH       SOLE                     5536      0    0
CHIPOTLE MEXICAN GRILL         COM            169656105      402      1191 SH       SOLE                     1191      0    0
CONCHO RES INC COM             COM            20605P101      349      3724 SH       SOLE                     3724      0    0
CUBIST PHARMACEUTICALS COM     COM            229678107      787     19875 SH       SOLE                    19875      0    0
DEUTSCHE BK AG LDN BRH PS GOLD COM            25154H749     2884     60570 SH       SOLE                    60570      0    0
DIREXION SHS ETF NEW DAILY SMA COM            25459W110     5199    196345 SH       SOLE                   196345      0    0
EXXON MOBIL CORP               COM            30231G102      304  3588.754 SH       SOLE                 3588.754      0    0
FASTENAL CO                    COM            311900104      582     13345 SH       SOLE                    13345      0    0
FIRST TR MORNINGST DIV SHS     COM            336917109     1991    113254 SH       SOLE                   113254      0    0
FMC TECHNOLOGIES INC COM       COM            30249U101      956     18310 SH       SOLE                    18310      0    0
GENERAL ELECTRIC CO            COM            369604103      283     15806 SH       SOLE                    15806      0    0
GOOGLE INC CL A                COM            38259p508      488       755 SH       SOLE                      755      0    0
HIBBETT SPORTS INC COM         COM            428567101      371      8211 SH       SOLE                     8211      0    0
HUMANA INC COM                 COM            444859102      444      5067 SH       SOLE                     5067      0    0
INTEL CORP                     COM            458140100      477  19671.33 SH       SOLE                 19671.33      0    0
INTL BUSINESS MACHINES         COM            459200101      530   2879.97 SH       SOLE                  2879.97      0    0
INTUITIVE SURGICAL INC COM NEW COM            46120E602     4048      8742 SH       SOLE                     8742      0    0
ISHARES MSCI EMRG MKT FD       COM            464287234      517     13636 SH       SOLE                    13636      0    0
ISHARES RUSSELL MIDCAP GROWTH  COM            464287481     1005     18251 SH       SOLE                    18251      0    0
ISHARES RUSSELL MIDCAP INDEX F COM            464287499      975      9908 SH       SOLE                     9908      0    0
ISHARES RUSSELL MIDCAP VALUE I COM            464287473      957     22046 SH       SOLE                    22046      0    0
ISHARES TR MSCI EAFE FD INDEX  COM            464287465      549     11077 SH       SOLE                    11077      0    0
ISHARES TR RUSSELL 1000 GROWTH COM            464287614     1012     17518 SH       SOLE                    17518      0    0
ISHARES TR RUSSELL 2000 GROWTH COM            464287648      932     11062 SH       SOLE                    11062      0    0
JOHNSON & JOHNSON              COM            478160104      242   3683.27 SH       SOLE                  3683.27      0    0
LOWES COMPANIES INC            COM            548661107      418     16456 SH       SOLE                    16456      0    0
MASTERCARD INC COM             COM            57636q104      490      1314 SH       SOLE                     1314      0    0
MICROSOFT CORP                 COM            594918104      231  8914.033 SH       SOLE                 8914.033      0    0
NIKE INC-CL B                  COM            654106103      414      4296 SH       SOLE                     4296      0    0
NUANCE COMMUNICATIONS COM      COM            67020Y100      890     35374 SH       SOLE                    35374      0    0
PRICELINE COM INC COM          COM            741503403    55081    117768 SH       SOLE                   117768      0    0
PROCTER & GAMBLE CO            COM            742718109      314  4708.524 SH       SOLE                 4708.524      0    0
PROSHARES SHORT S&P 500        COM            74347R503     6416    158781 SH       SOLE                   158781      0    0
QUALCOMM INC                   COM            747525103      535      9777 SH       SOLE                     9777      0    0
RANDGOLD RES LTD ADR           COM            752344309     2510     24586 SH       SOLE                    24586      0    0
S P D R S&P 500 ETF TR EXPIRIN COM            78462F103     7492 59694.508 SH       SOLE                59694.508      0    0
SALLY BEAUTY HOLDINGS          COM            79546e104      955     45215 SH       SOLE                    45215      0    0
SPDR GOLD TRUST SHARES         COM            78463V107     3323     21864 SH       SOLE                    21864      0    0
SPDR SELECT SECTOR FUND - CONS COM            81369Y407     2229     57128 SH       SOLE                    57128      0    0
SPDR SELECT SECTOR FUND - CONS COM            81369y308     2303     70883 SH       SOLE                    70883      0    0
SPDR SELECT SECTOR FUND - HEAL COM            81369y209     2160     62273 SH       SOLE                    62273      0    0
TARA GOLD RESOURCES CP COM     COM            87609C105        5     12600 SH       SOLE                    12600      0    0
TARGA RES CORP COM             COM            87612G101     3139     77151 SH       SOLE                    77151      0    0
TERRA NITROGEN CO L P COM UNIT COM            881005201      202      1200 SH       SOLE                     1200      0    0
TRANSDIGM GROUP INC COM        COM            893641100    43968    459532 SH       SOLE                   459532      0    0
VANGUARD MSCI EMERGING MARKETS COM            922042858      526     13753 SH       SOLE                    13753      0    0
VANGUARD MSCI EUROPEAN ETF     COM            922042874      520     12540 SH       SOLE                    12540      0    0
VICOR TECHNOLOGIES INC COM     COM            92581N103        0     30000 SH       SOLE                    30000      0    0
WILLIAMS COMPANIES             COM            969457100      410     12406 SH       SOLE                    12406      0    0
WOODWARD INC COM               COM            980745103     3125     76354 SH       SOLE                    76354      0    0


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